Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Costs and Expenses	$ 154.5	$ 165.8	$ 463.8	$ 497.8
Revenues	199.0	207.7	592.2	591.5	$ 775.9
Cost of revenues:
Net fuel cost	5.2	4.6	13.0	12.7	17.5	$ 9.0	$ 17.4
Utilities Operating Expense, Purchased Power	66.5	83.6	195.0	238.9
Gross margin					453.4	443.9	497.7
Utilities Operating Expense, Maintenance and Operations	44.2	37.3	142.3	118.3	156.8	186.1	213.5
Depreciation and amortization	17.7	19.7	54.1	58.8	73.1	76.1	73.6
Taxes, Miscellaneous	20.9	19.0	58.5	54.5	73.5	77.1	68.4
Fixed-asset impairment (Note 14)			0.0	2.8	2.8	0.0	23.9
Gain (Loss) on Sale of Assets and Asset Impairment Charges, excluding Discontinued Operations					0.0	(0.6)	(0.7)
Other Operating Income (Expense), Net	0.0	(1.6)	(0.9)	(14.6)
Gain (Loss) on Disposition of Business					11.7	0.0	0.0
Operating Expenses					317.9	338.7	378.7
Operating income	44.5	41.9	128.4	93.7	135.5	105.2	119.0
Other income / (expense), net
Interest expense	(18.3)	(22.6)	(63.7)	(74.4)	(98.0)	(110.0)	(107.4)
Charge for early redemption of debt	0.0	0.0	(44.9)	(6.4)	(6.5)	(3.3)	(3.1)
Other income	0.3	0.5	3.2	0.8	0.9	1.6	3.9
Other expense, net	(18.0)	(22.1)	(105.4)	(80.0)	(103.6)	(111.7)	(106.6)
Income / (loss) from continuing operations before income tax	26.5	19.8	23.0	13.7	31.9	(6.5)	12.4
Income tax expense / (benefit) from continuing operations	(9.4)	3.1	(12.6)	1.5	0.7	(5.0)	(2.4)
Net income / (loss) from continuing operations	35.9	16.7	35.6	12.2	31.2	(1.5)	14.8
Income / (loss) from discontinued operations before income tax	(0.4)	5.0	32.8	36.7	70.5	(127.4)	(806.4)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	0.0	0.3	0.1	(1.6)	(1.6)	14.0	49.2
Income tax expense / (benefit) from discontinued operations	0.1	1.0	7.1	5.9	30.0	(20.3)	(257.2)
Net income / (loss) from discontinued operations	(0.5)	4.3	25.8	29.2	38.9	(93.1)	(500.0)
Net loss	35.4	21.0			70.1	(94.6)	(485.2)
Net income (loss)	$ 35.4	$ 21.0	$ 61.4	$ 41.4	70.1	(94.6)	(485.2)
Electricity, Purchased [Member]
Cost of revenues:
Cost of Goods and Services Sold					305.0	291.0	319.1
Electricity [Member]
Revenues					775.9	743.9	834.2
Cost of revenues:
Cost of Goods and Services Sold					$ 322.5	$ 300.0	$ 336.5